As filed with the SEC on December 12, 2016 .	Registration No. 333-112808
Registration No. 811-05826

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
_____________

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 34

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 149
_____________

PRUCO LIFE
VARIABLE UNIVERSAL ACCOUNT
(Exact Name of Registrant)

PRUCO LIFE INSURANCE COMPANY
(Name of Depositor)

213 Washington Street
Newark, New Jersey 07102
(800) 778-2255
(Address and telephone number of principal executive offices)
_____________

Jordan K. Thomsen
Vice President and Corporate Counsel
Pruco Life Insurance Company
213 Washington Street
Newark, New Jersey 07102
(Name and address of agent for service)

Copy to:
Christopher E. Palmer, Esq.
Goodwin Procter LLP
901 New York Avenue, N.W.
Washington, D.C. 20001
_____________

It is proposed that this filing will become effective (check appropriate space):

□ immediately upon filing pursuant to paragraph (b) of Rule 485
■ on December 16, 2016, pursuant to paragraph (b) of Rule 485
(date)
□ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
□ on pursuant to paragraph (a)(1) of Rule 485
(date)

■ This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

EXPLANATORY NOTE

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 34 to the registration statement on Form N-6 (File No. 333-112808) of Pruco Life Insurance Company and its Pruco Life Variable Universal Account is to delay the effective date of Post-Effective Amendment No. 32 to December 16, 2016.  Post-Effective Amendment No. 32 was filed with the Securities and Exchange Commission on September 16, 2016, for the purpose of including in this Registration Statement a new prospectus supplement relating to certain new features. These Post-Effective Amendments do not amend or delete the currently effective PruLife® Custom Premier II Prospectus, Statements of Additional Information, or supplements to the Prospectuses, or any other part of the Registration Statement except as specifically noted therein.  We will make a filing pursuant to Rule 485(b) at a future date which incorporates all staff comments and any required missing information or items.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this post-effective amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Newark, and State of New Jersey, on this 12th day of December, 2016.

(Seal)
Pruco Life Variable Universal Account
(Registrant)

By: Pruco Life Insurance Company
(Depositor)

By: /s/ Jordan K. Thomsen Jordan K. Thomsen Vice President and Corporate Counsel

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 34 to the Registration Statement has been signed below by a majority of the following persons in the capacities indicated on this 12th day of December, 2016.

Signature and Title

/s/ *
John Chieffo
Vice President, Chief Financial Officer, and Director

/s/ *
Lori D. Fouché
President, Chief Executive Officer, and Director

/s/ *
Bernard J. Jacob
Director

/s/ *
Christine Knight
Vice President and Director

/s/ *
Richard F. Lambert
Director

/s/ *
Kent D. Sluyter
Senior Vice President and Director

/s/*
Kenneth Y. Tanji
Treasurer and Director
*By: /s/ Jordan K. Thomsen Jordan K. Thomsen (Attorney-in-Fact)